Capital management (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024
Entity Information [Line Items]
Total liabilities	₩ 12,757,981		₩ 9,668,292		₩ 7,915,357
Less: Cash and cash equivalents	(312,427)		(335,814)		(3,662,174)
Net debt	12,445,554		9,332,478		4,253,183
Total equity	₩ (5,914,543)		₩ (3,198,381)		₩ 826,608
Net debt to total equity ratio		[1]		[2]	5.15%	[2]

[1]	Net debt to total equity ratio is not calculated as total equity is negative.
[2]	Net debt to total equity ratio is not calculated as total equity is negative.